Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Debt Instrument [Line Items]
Line of credit facility unsecured borrowings amount	$ 150,000
Line of credit facility, amount outstanding	6,854
Line of Credit Facility, Remaining Borrowing Capacity	143,146
Additional long-term financing under uncommitted shelf facility agreement amount	$ 100,000
Duration of additional long term financing	15 years
Ratio of consolidated income before interest, taxes, depreciation and amortization to net interest expense	300.00%
Minimum [Member]
Debt Instrument [Line Items]
Fees on credit facility	0.09%
Maximum [Member]
Debt Instrument [Line Items]
Fees on credit facility	0.175%